Great-West Funds, Inc.

8515 East Orchard Road

Greenwood Village, CO 80111

May 3, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Great-West Funds, Inc.
Submission Pursuant to Rule 497(j) under the Securities Act of 1933
File Nos. 002-75503 and 811-03364

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Great-West Funds, Inc. (“Great-West Funds”) hereby certifies that the form of prospectuses and their respective statement of additional information, each dated April 29, 2022, that would have been filed by Great-West Funds pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Great-West Funds’ Post-Effective Amendment No. 176 to its Registration Statement on Form N-1A, which was filed by electronic transmission on April 29, 2022, pursuant to Rule 485(b) under the 1933 Act, and is the most recent amendment to Great-West Funds’ Registration Statement on Form N-1A.

If you have any questions concerning this filing, please call me at (303) 737-4675.

Sincerely,

/s/ Ryan L. Logsdon

Ryan L. Logsdon
Chief Legal Counsel & Secretary